STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
China - 6.1%
Alibaba Group Holding	457,596	[a]	12,965,898
Meituan, Cl. B	110,168	[a,b]	4,546,170
Ping An Insurance Group Company of China, Cl. H	1,057,000		10,353,135
Tencent Holdings	231,251		17,393,787
			45,258,990
Denmark - 1.4%
Chr. Hansen Holding	55,983		5,052,641
Novozymes, Cl. B	75,448		5,686,947
			10,739,588
France - 11.1%
AXA	347,712		8,817,025
Bureau Veritas	455,068		14,396,445
L'Oreal	23,059		10,275,202
LVMH	19,393		15,206,759
Thales	61,672		6,291,896
TotalEnergies	260,674		11,793,489
Vivendi	463,016		15,553,771
			82,334,587
Germany - 8.3%
Bayer	170,025		10,324,302
Continental	80,118		11,778,090
Deutsche Post	126,172		8,581,541
Infineon Technologies	312,610		12,536,306
SAP	133,375		18,794,475
			62,014,714
Hong Kong - 2.9%
AIA Group	1,741,312		21,642,210
India - 1.2%
Housing Development Finance	176,686		5,883,789
Vakrangee	4,872,018	[a]	2,736,536
			8,620,325
Ireland - 2.2%
CRH	323,595		16,307,368
Japan - 20.9%
Ebara	164,300		8,089,662
FANUC	34,000		8,200,459
M3	85,400		6,236,556
Pan Pacific International Holdings	582,900		12,099,261
Recruit Holdings	420,513		20,704,857

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Japan - 20.9% (continued)
Sony Group	261,800		25,485,998
Sugi Holdings	107,800		7,859,760
Suntory Beverage & Food	163,100		6,136,712
Suzuki Motor	402,600		17,036,074
TechnoPro Holdings	773,100		18,288,013
Topcon	596,000		8,894,802
Toyota Industries	185,100		16,011,621
			155,043,775
Netherlands - 3.4%
ASML Holding	36,966		25,396,513
Norway - 2.3%
Mowi	359,654		9,147,834
TOMRA Systems	146,087		8,059,247
			17,207,081
South Korea - 2.4%
Samsung SDI	28,365		17,580,935
Sweden - 1.6%
Swedbank, Cl. A	646,850		12,035,895
Switzerland - 9.3%
Alcon	91,048		6,374,590
Lonza Group	22,036		15,618,707
Novartis	154,150		14,048,017
Roche Holding	49,947		18,815,484
Zurich Insurance Group	34,981		14,033,988
			68,890,786
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing, ADR	113,213		13,603,674
United Kingdom - 22.1%
Anglo American	472,374		18,769,919
Associated British Foods	243,738		7,471,527
Barclays	7,481,099		17,708,532
Diageo	450,656		21,575,612
GlaxoSmithKline	683,700		13,424,149
Informa	1,019,163	[a]	7,071,598
Linde	39,609		11,429,267
Natwest Group	3,029,912		8,516,675
Persimmon	163,482		6,689,359
Prudential	753,166		14,309,872
RELX	462,451		12,326,937
St. James's Place	463,827		9,476,608
Unilever	264,904		15,506,036
			164,276,091
Total Common Stocks (cost $476,257,270)			720,952,532

	Preferred Dividend Yield (%)
Preferred Stocks - 1.4%
Germany - 1.4%
Volkswagen (cost $10,949,215)	2.33	41,268		10,334,762
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,432,176)	0.05	8,432,176	[c]	8,432,176
Total Investments (cost $495,638,661)		99.5%		739,719,470
Cash and Receivables (Net)		.5%		3,981,620
Net Assets		100.0%		743,701,090

ADR—American Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $4,546,170 or .61% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	720,952,532	-	-	720,952,532
Equity Securities - Preferred Stocks	10,334,762	-	-	10,334,762
Investment Companies	8,432,176	-	-	8,432,176
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	19,836	-	19,836

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

June 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
State Street Bank and Trust Company
Australian Dollar	18,871,448	Swiss Franc	13,054,328	9/14/2021	19,836
Gross Unrealized Appreciation					19,836

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2021, accumulated net unrealized appreciation on investments was $244,080,809, consisting of $265,224,329 gross unrealized appreciation and $21,143,520 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.